Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 20 – INCOME TAXES

Income tax expense includes a provision for federal, state and foreign taxes based on the annual estimated effective tax rate applicable to the Company and its subsidiaries, adjusted for items which are considered discrete to the period.

The effective tax rates on income before income taxes for the nine months ended September 30, 2025 was 23.99%. The effective tax rate for the nine months ended September 30, 2025 was higher than the PRC tax rate of 25.0% primarily due to stock-based expenses incurred by the Company that are not deductible for PRC income tax.

The effective tax rates on income before income taxes for the nine months ended September 30, 2024 was 7.89%. The effective tax rate for the nine months ended September 30, 2024 was lower than the PRC tax rate of 25.0% primarily due to the China Super R&D deduction.

The Company has recorded $0 unrecognized benefit as of September 30, 2025 and December 31, 2024, respectively. On the information currently available, the Company does not anticipate a significant increase or decrease to its unrecognized benefit within the next 12 months.

NOTE 21 – INCOME TAXES

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

British Virgin Islands

Greenland was incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their stockholders, no British Virgin Islands withholding tax will be imposed.

United States

HEVI is subject to U.S. federal tax laws. On December 22, 2017, the “Tax Cuts and Jobs Act” was enacted. Under its provisions, the U.S. corporate tax rate decreased from 34% to 21%. Accordingly, we have remeasured our deferred tax assets on our net operating loss carry forwards in the U.S. at the lower enacted tax rate of 21%. However, this remeasurement had no effect on our income tax expense as we have provided a 100% valuation allowance on our deferred tax assets previously.

Hong Kong

Zhongchai Holding and Hengyu Capital was incorporated in Hong Kong and is subject to Hong Kong profits tax at a tax rate of 16.5%. Since Zhongchai Holding and Hengyu Capital had no taxable income during the reporting period, it has not paid Hong Kong profits taxes. Zhongchai Holding and Hengyu Capital has not recognized an income tax benefit for its operating losses in Hong Kong because the Company does not expect to commence active operations in Hong Kong.

PRC

Zhejiang Zhongchai and Hangzhou Greenland are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Hangzhou Greenland, the wholly owned subsidiary of Zhongchai Holding, is subject to the 25% standard income tax rate. Zhejiang Zhongchai obtained a “high-tech enterprise” status near the end of the fiscal year of 2022. Such status allows Zhejiang Zhongchai to enjoy a reduced statutory income tax rate of 15%, rather than the standard PRC corporate income tax rate of 25%.

For the years ended December 31, 2024 and 2023, the components of income tax expense consist of the following:

	For the years ended December 31,
	2024	2023
Current income tax	$1,692,244	$1,757,948
Deferred income tax	(179,486)	(49,686)
Total Income tax	$1,512,758	$1,708,262

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the years ended December 31,
	2024	2023
PRC statutory income tax rates*	25.00%	25.00%
Permanent difference	-%	(0.06)%
Super deduction on eligible R&D expenditure	(3.76)%	3.98%
“High-tech enterprise” tax deduction	(10.67)%	7.50%
Effect of different tax jurisdiction	(1.20)%	(13.29)%
Effect of adjusting income tax for prior periods	(0.62)%	-%
Effect of internal withholding of income tax and internal offsetting	-	(1.85)%
Change in valuation allowance	0.33%	(28.61)%
Actual income tax rate	9.08%	(7.33)%

*	As the Company’s business operation mainly concentrated in PRC, the Company determined to apply PRC statutory tax rate in reconciliation of the statutory tax rate to the effective tax rate.

Deferred tax assets consist of the following:

	As of
	December 31, 2024	December 31, 2023
Allowance	$39,236	$5,870,437
Accrued expense	387,249	72,512
Net operating losses carried forward in the PRC	278,989	234,833
Net operating losses carried forward in the U.S.	1,858,265	1,488,696
Net operating losses carried forward in the HK	150,280	153,317
Totals	2,714,019	7,819,795
Less: Valuation allowance	(2,287,534)	(7,563,239)
Deferred tax assets, net	$426,485	$256,556

The Company has recorded nil unrecognized benefit as of December 31, 2024 and December 31, 2023, respectively. On the information currently available, the Company does not anticipate a significant increase or decrease to its unrecognized benefit within the next 12 months.